Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment
Summary of breakdown of property, plant and equipment

		Service		Vehicles
	Land and	contract	Other plant	and office
	buildings	equipment	and equipment	equipment	Total
	$m	$m	$m	$m	$m
Cost
At 1 January 2024	155	782	275	326	1,538
Exchange differences	(6)	(53)	(16)	(11)	(86)
Additions	9	161	18	31	219
Disposals	(5)	(125)	(20)	(65)	(215)
Acquisition of companies and businesses	1	1	1	6	9
Hyperinflationary adjustment	1	—	—	1	2
Reclassification from IFRS 16 ROU assets[1]	—	—	—	10	10
At 31 December 2024	155	766	258	298	1,477
At 1 January 2025	155	766	258	298	1,477
Exchange differences	15	84	28	16	143
Additions	11	145	17	31	204
Disposals	(96)	(414)	(192)	(35)	(737)
Acquisition of companies and businesses	—	—	1	2	3
Hyperinflationary adjustment	1	—	—	1	2
Reclassification from IFRS 16 ROU assets[1]	—	—	—	23	23
At 31 December 2025	86	581	112	336	1,115
Accumulated depreciation and impairment
At 1 January 2024	(56)	(470)	(195)	(181)	(902)
Exchange differences	(1)	34	13	6	52
Disposals	4	123	20	58	205
Depreciation charge	(6)	(139)	(18)	(41)	(204)
At 31 December 2024	(59)	(452)	(180)	(158)	(849)
At 1 January 2025	(59)	(452)	(180)	(158)	(849)
Exchange differences	(6)	(50)	(21)	(10)	(87)
Disposals	32	235	137	30	434
Hyperinflationary adjustment	—	—	—	(1)	(1)
Depreciation charge	(6)	(107)	(13)	(41)	(167)
At 31 December 2025	(39)	(374)	(77)	(180)	(670)
Net book value
At 1 January 2024	99	312	80	145	636
At 31 December 2024	96	314	78	140	628
At 31 December 2025	47	207	35	156	445
1.	Certain leased assets become owned assets at the end of their lease period and are therefore reclassified from ROU assets (Note B4).
2.	Depreciation charge for the year ending 31 December 2025 includes $32m in relation to assets disposed of as part of the French Workwear disposal in Note B7 (2024: $75m).

Summary of estimated useful economic lives of property, plant and equipment

Freehold buildings:	50 to 100 years
Leasehold improvements:	Shorter of the lease term or estimated useful life
Vehicles:	4 to 10 years
Plant and equipment (including service contract equipment):	3 to 10 years
Office equipment, furniture, and fittings:	3 to 10 years